INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2023
INCOME TAXES
Schedule of deferred tax assets
	As of September 30,
	2023	2022	2021
Deferred tax assets:
Canada	$-	$-	$-
Hong Kong	-	-	518
PRC	-	-	7,374
Subtotal	-	-	7,892
Less: Valuation allowance	-	-	(7,892)
Net deferred tax assets	$-	$-	$-